CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		91 Months Ended	97 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Operating Expenses:
General and administrative	$ 1,506,684	$ 78,382	$ 1,523,717	$ 165,226	$ 441,402	$ 652,519	$ 2,900,752	$ 4,424,469
Professional fees	181,855	53,998	340,618	88,459	364,528	145,335	2,460,253	2,800,871
Research and development	245,236	31,650	245,236	48,300	44,504	269,451	4,003,247	4,248,483
Sales and Marketing			269		1,022		1,022	1,291
Amortization	3,911	3,911	(7,822)	(7,822)	15,643	18,624	83,218	(91,040)
Depreciation	5,678	6,559	11,682	13,109	25,450	27,438	107,515	210,237
Total Operating Expenses	1,943,363	174,499	2,129,344	322,916	892,549	1,113,367	9,556,007	11,685,351
Loss from Operations	(1,943,363)	(174,499)	(2,129,344)	(322,916)	(892,549)	(1,113,367)	(9,556,007)	(11,685,351)
Other income and (expense):
Interest income						61	4,327	4,327
Gain on debt reconstruction						1,358,127	1,358,127	1,358,127
Loss on disposition of fixed assets					8,346	55,911	71,550	71,550
Gain on settlement of accounts payable	113,406		113,406					113,406
Interest expense	105,970	16,847	131,146	23,741	53,223	56,905	203,133	334,279
Total Other Income (Expense), net	7,436	(16,847)	(17,740)	(23,741)	(61,569)	1,245,372	1,087,771	1,070,031
Loss Before Taxes	(1,935,927)	(191,346)	(2,147,084)	(346,657)	(954,118)	132,005	(8,468,236)	(10,615,320)
Provision for Income Taxes
Net Loss	$ (1,935,927)	$ (191,346)	$ (2,147,084)	$ (346,657)	$ (954,118)	$ 132,005	$ (8,468,236)	$ (10,615,320)
Net loss per common share Basic	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
Net loss per common share Diluted	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
Basic and Diluted Net Loss per Common Share	$ 4,066,265	$ 12,705,038	$ 11,689,288	$ 12,705,038	$ (0.11)	$ 0.02
Weighted Average Shares Used in per Share Calculation Basic and Diluted	4,066,265	12,705,038	11,689,288	12,705,038	8,470,025	6,761,025